Columbia Bond Fund
First Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Bond Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 19.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	3,257,067	3,273,615
Subordinated Series 2023-1PL Class B
03/18/2030	6.800%	134,304	134,320
Subordinated Series 2023-3PL Class C
08/19/2030	7.350%	2,750,000	2,781,094
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	1,028,721	1,032,641
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	2,000,000	2,008,728
Series 2023-A Class A
01/18/2028	6.610%	2,900,000	2,912,656
Series 2023-B Class A
09/15/2028	6.820%	4,700,000	4,774,909
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	1,380,353	1,378,302
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	6.381%	2,018,037	2,020,256
Bain Capital Credit CLO(a),(b),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	6.000%	3,000,000	3,000,000
Bain Capital Credit CLO(a),(b)
Series 2019-2A Class AR2
3-month Term SOFR + 1.130% Floor 1.130% 10/17/2032	6.416%	6,000,000	6,001,842
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.684%	4,300,000	4,303,380
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.944%	2,000,000	2,003,628
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	2,862,814	2,869,544
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.117%	1,800,000	1,801,346
Dell Equipment Finance Trust(a)
Series 2024-1 Class A2
03/22/2030	5.580%	1,790,000	1,795,962
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.934%	1,250,000	1,250,904
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	6.533%	2,047,522	2,050,002
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	2,414,578	2,415,786
Subordinated Series 2021-3A Class C
05/17/2027	0.870%	757,108	751,724
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	1,827,473	1,816,044
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	4,850,000	4,856,049
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	4,400,000	4,401,068
Series 2024-3A Class A3
12/15/2027	5.650%	3,500,000	3,519,511
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	800,000	800,873
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	2,335,000	2,348,442
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	269,639	268,532
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	6.879%	5,000,000	5,004,200

Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.894%	3,700,000	3,701,828
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	675,165	675,416
Series 2023-3A Class A
09/15/2033	6.490%	989,186	990,081
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	3,047,452	3,058,084
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.944%	1,820,000	1,813,887
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	6.508%	2,080,416	2,083,062
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	6.994%	4,000,000	4,007,904
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	5,965,548	5,675,436
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	2,900,000	2,924,385
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	4,050,000	4,063,309
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,950,000	1,964,487
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	2,732,887	2,748,304
Series 2023-5 Class A
04/15/2031	7.179%	1,231,404	1,233,741
Series 2023-6 Class A
06/16/2031	7.128%	2,096,871	2,101,121
Series 2024-2 Class A
08/15/2031	6.319%	3,323,092	3,338,153
Series 2024-3 Class A
10/15/2031	6.258%	1,672,842	1,681,581
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,199,445	4,152,136
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,228,808	3,231,799
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	3,010,912	3,034,591
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	3,000,000	3,027,335
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-7 Class AB
07/15/2031	7.394%	2,387,074	2,397,796
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.701%	2,800,000	2,802,058
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	1,800,000	1,821,825
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	2,600,000	2,602,492
Subordinated Series 2023-1A Class B
02/18/2031	7.330%	4,550,000	4,618,246
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	3,078,980	3,119,761
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	931,179	901,430
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	2,136,812	2,155,717
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862% Floor 1.600% 07/15/2035	7.163%	10,000,000	10,016,500
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month Term SOFR + 1.352% Floor 1.090% 01/15/2030	6.653%	1,825,677	1,832,295
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	2,671,465	2,673,232
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	3,496,000	3,462,426
Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	741,182	741,180
Series 2022-3A Class A
04/15/2029	7.600%	1,673,573	1,687,723
Series 2023-1A Class A
04/15/2029	7.580%	860,853	868,162
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	211,254	210,733
Series 2021-ST10 Class A
01/20/2030	2.250%	1,112,306	1,098,715
Series 2021-ST6 Class A
08/20/2027	1.850%	524,089	516,179
Series 2021-ST9 Class A
11/20/2029	1.700%	213,335	211,720
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	388,846	389,193
Series 2023-2 Class A
06/20/2033	6.770%	1,068,734	1,073,880
Subordinated Series 2021-5 Class B
11/20/2031	2.490%	2,876,579	2,840,532
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	1,095,257	1,079,590
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	1,800,000	1,809,899
Total Asset-Backed Securities — Non-Agency (Cost $177,385,738)			178,013,282

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	965,294
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,010,985)			965,294

Commercial Mortgage-Backed Securities - Non-Agency 7.1%

BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.534%	1,350,000	1,276,547
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month Term SOFR + 0.867% Floor 0.820% 06/15/2035	6.264%	79,212	78,968
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,703,212
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	5,228,780	4,989,981
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,526,976
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	763,264
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR4 Class C
1-month Term SOFR + 1.514% Floor 1.400% 01/17/2038	6.843%	1,999,908	1,999,908
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,750,000	1,373,771
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.177%	1,200,000	1,133,560
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	6,182,813	5,763,500
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2036	6.943%	5,000,000	4,651,769
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.643%	5,000,000	4,618,075
Progress Residential Trust(a)
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	3,989,148
Series 2020-SFR3 Class C
10/17/2027	1.695%	6,250,000	6,232,742
Series 2022-SFR1 Class A
02/17/2041	2.709%	2,983,628	2,720,011
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,898,631
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.593%	2,350,000	2,214,712

Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,621,643
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.626%	900,000	882,857
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	6.701%	800,000	419,970
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $67,619,566)			62,859,245

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(e)	3	18
Total Consumer Staples		18
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc.	4	104
Total Energy		104
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	2,280
Total Financials		2,280
Total Common Stocks (Cost $—)		2,402

Corporate Bonds & Notes 20.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.9%
BAE Systems PLC(a)
03/26/2029	5.125%	997,000	1,009,476
Boeing Co. (The)
08/01/2059	3.950%	2,971,000	1,974,872
L3Harris Technologies, Inc.
01/15/2027	5.400%	5,070,000	5,141,842
07/31/2033	5.400%	686,000	698,700
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lockheed Martin Corp.
08/15/2034	4.800%	604,000	605,676
Northrop Grumman Corp.
06/01/2034	4.900%	2,608,000	2,599,429
Raytheon Technologies Corp.
03/15/2027	3.500%	2,982,000	2,893,351
03/15/2032	2.375%	2,441,000	2,052,057
Total			16,975,403
Banking 5.4%
Bank of America Corp.(f)
10/24/2031	1.922%	2,300,000	1,926,919
10/20/2032	2.572%	5,507,000	4,683,218
02/04/2033	2.972%	5,600,000	4,851,019
Subordinated
09/21/2036	2.482%	179,000	146,289
Citigroup, Inc.(f)
01/25/2033	3.057%	3,676,000	3,191,945
Goldman Sachs Group, Inc. (The)(f)
07/21/2032	2.383%	3,310,000	2,784,029
10/21/2032	2.650%	3,570,000	3,037,371
HSBC Holdings PLC(f)
05/24/2032	2.804%	2,558,000	2,190,594
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	9,381,000	9,449,591
11/08/2032	2.545%	1,694,000	1,444,441
Morgan Stanley(f)
07/21/2032	2.239%	453,000	378,342
10/20/2032	2.511%	3,256,000	2,748,175
07/19/2035	5.320%	1,143,000	1,152,014
Subordinated
09/16/2036	2.484%	1,265,000	1,026,127
PNC Financial Services Group, Inc. (The)(f)
10/20/2034	6.875%	418,000	465,361
US Bancorp(f)
06/12/2034	5.836%	830,000	861,942
Wells Fargo & Co.(f)
10/30/2030	2.879%	830,000	751,202
07/25/2034	5.557%	7,147,000	7,311,604
Total			48,400,183
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	610,000	503,959
12/01/2061	4.400%	3,550,000	2,367,725
06/30/2062	3.950%	1,301,000	793,892
Comcast Corp.
03/01/2026	3.150%	937,000	914,494
Total			4,580,070
Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
John Deere Capital Corp.
07/14/2028	4.950%	1,732,000	1,761,770
Electric 1.2%
AEP Texas, Inc.
01/15/2050	3.450%	1,400,000	957,048
DTE Energy Co.(c)
07/01/2027	4.950%	1,375,000	1,381,233
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,287,510
08/15/2052	5.000%	471,000	422,642
Edison International
11/15/2028	5.250%	1,658,000	1,671,013
Emera US Finance LP
06/15/2046	4.750%	648,000	545,856
FirstEnergy Corp.
03/01/2050	3.400%	532,000	368,205
Pacific Gas and Electric Co.
07/01/2050	4.950%	3,680,000	3,134,211
Total			10,767,718
Food and Beverage 1.4%
Bacardi Ltd.(a)
05/15/2048	5.300%	3,330,000	3,066,658
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	3,500,000	3,491,855
Constellation Brands, Inc.
08/01/2029	3.150%	998,000	924,201
05/01/2033	4.900%	1,689,000	1,666,219
Diageo Capital PLC
10/05/2033	5.625%	2,185,000	2,316,266
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	1,426,000	1,430,972
Total			12,896,171
Health Care 1.5%
CVS Health Corp.
07/20/2045	5.125%	2,031,000	1,829,494
03/25/2048	5.050%	2,460,000	2,168,302
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	3,661,000	3,754,832
HCA, Inc.
09/01/2030	3.500%	6,272,000	5,783,269
Total			13,535,897
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 1.9%
Aetna, Inc.
11/15/2042	4.125%	357,000	287,163
08/15/2047	3.875%	285,000	213,145
Centene Corp.
10/15/2030	3.000%	8,880,000	7,788,049
03/01/2031	2.500%	1,358,000	1,138,803
UnitedHealth Group, Inc.
04/15/2031	4.900%	1,711,000	1,729,398
04/15/2034	5.000%	4,428,000	4,449,966
07/15/2064	5.750%	900,000	924,472
Total			16,530,996
Independent Energy 0.1%
Occidental Petroleum Corp.
08/01/2027	5.000%	527,000	529,372
10/01/2054	6.050%	640,000	644,017
Total			1,173,389
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	2,585,000	2,621,537
Life Insurance 0.0%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	330,962
Media and Entertainment 0.5%
Warnermedia Holdings, Inc.
03/15/2052	5.141%	393,000	292,274
03/15/2062	5.391%	5,837,000	4,349,117
Total			4,641,391
Midstream 1.0%
Enbridge, Inc.
04/05/2027	5.250%	1,905,000	1,928,289
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	1,396,000	1,310,529
Kinder Morgan, Inc.
02/15/2046	5.050%	671,000	602,936
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	4,576,000	3,889,359
Western Midstream Operating LP
01/15/2029	6.350%	696,000	729,565
Total			8,460,678
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	981,000	921,642

Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.5%
AbbVie, Inc.
03/15/2029	4.800%	9,667,000	9,787,059
Amgen, Inc.
03/02/2063	5.750%	2,961,000	2,976,003
Gilead Sciences, Inc.
03/01/2026	3.650%	9,376,000	9,205,082
Total			21,968,144
Railroads 0.2%
Norfolk Southern Corp.
06/15/2026	2.900%	1,398,000	1,350,331
Retailers 0.6%
Home Depot, Inc. (The)
06/25/2026	5.150%	2,757,000	2,785,298
Lowe’s Companies, Inc.
04/01/2062	4.450%	2,734,000	2,182,140
09/15/2062	5.800%	808,000	804,694
Total			5,772,132
Technology 0.5%
Broadcom, Inc.(a)
11/15/2036	3.187%	3,417,000	2,788,130
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	185,286
01/15/2033	5.000%	1,254,000	1,245,568
Total			4,218,984
Transportation Services 0.4%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	146,000	143,880
05/01/2028	4.600%	3,769,000	3,763,882
Total			3,907,762
Wireless 0.6%
T-Mobile US, Inc.
02/15/2031	2.875%	6,066,000	5,373,637
Total Corporate Bonds & Notes (Cost $189,797,983)			186,188,797

Residential Mortgage-Backed Securities - Agency 38.8%

Fannie Mae REMICS(b),(g)
CMO Series 2023-46 Class SC
30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.538%	10,598,359	1,254,870
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(h)
06/01/2043	4.000%	1,049,872	1,016,853
05/01/2052	3.000%	8,533,758	7,525,208
Federal Home Loan Mortgage Corp.
09/01/2051	2.500%	14,862,990	12,674,701
02/01/2052	3.000%	5,777,187	5,055,610
06/01/2052	3.500%	10,744,424	9,799,588
08/01/2052	4.000%	12,920,445	12,274,840
08/01/2052- 02/01/2053	4.500%	11,822,182	11,445,372
09/01/2052	5.000%	3,752,383	3,729,859
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.588%	1,713,144	192,348
Federal Home Loan Mortgage Corp.(g)
CMO Series 5162 Class IA
11/25/2051	3.000%	7,614,932	1,183,159
Federal Home Loan Mortgage Corp. REMICS(b),(g)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.548%	7,810,481	882,289
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	1,224,774	1,167,855
05/01/2043- 05/01/2052	3.500%	30,107,506	27,481,804
02/01/2048- 08/01/2052	4.000%	33,614,961	31,970,694
01/01/2052	2.500%	9,445,965	8,008,776
09/01/2052- 09/01/2053	5.000%	21,061,048	20,898,855
Federal National Mortgage Association(h)
07/01/2038	6.000%	478,445	494,543
01/01/2040	5.500%	558,099	568,491
08/01/2040	4.500%	923,127	904,961
10/01/2042	3.000%	1,352,975	1,227,849
07/01/2045- 02/01/2046	3.500%	1,621,172	1,505,519
11/01/2045	4.000%	478,339	456,669
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.538%	630,026	78,753
Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.538%	1,515,998	202,796
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	1.188%	1,865,110	122,184
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.688%	722,583	109,564
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	0.638%	651,066	87,131
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.688%	1,338,207	194,003
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.738%	887,651	110,350
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.688%	1,078,488	126,800
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.588%	2,568,461	290,325
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.588%	990,885	131,872
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.588%	1,568,897	184,504
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	10,822,334	1,823,427
Federal National Mortgage Association REMICS(b),(g)
CMO Series 2017-108 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.688%	10,957,495	1,570,112
CMO Series 2019-73 Class SC
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	0.588%	17,422,481	2,323,241
CMO Series 2020-39 Class MS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	0.618%	10,946,832	1,440,663
Freddie Mac REMICS(g)
CMO Series 5152 Class XI
11/25/2050	2.500%	14,025,395	1,662,353
CMO Series 5287 Class NI
05/25/2051	3.500%	7,038,372	1,290,027
Government National Mortgage Association(b)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	3.875%	743	742
Government National Mortgage Association(h)
04/20/2048	4.500%	624,504	613,261
Government National Mortgage Association(b),(g)
CMO Series 2017-112 Class SJ
-1.0 x 1-month Term SOFR + 5.546% Cap 5.660% 07/20/2047	0.200%	2,253,572	209,133
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.740%	777,365	83,078
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.740%	954,118	119,555
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.740%	411,920	47,539

Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	0.690%	573,679	71,843
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.740%	550,488	64,841
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.740%	693,088	79,531
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	0.790%	895,846	83,737
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.740%	735,604	81,442
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.740%	1,351,437	172,249
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.690%	1,173,304	132,537
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.740%	719,978	78,259
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.740%	785,549	85,596
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	0.540%	1,099,987	120,185
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.690%	810,916	89,210
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.690%	824,116	93,475
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.590%	840,042	96,017
CMO Series 2019-74 Class PS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2049	0.590%	11,604,654	1,477,397
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.690%	809,040	93,227
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.690%	1,908,847	248,020
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	0.640%	4,663,773	556,613
CMO Series 2020-11 Class LS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	0.590%	17,816,845	1,970,356
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	0.840%	10,302,935	1,415,384
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.590%	644,787	76,536
Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.590%	7,311,427	815,066
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.690%	1,112,083	125,651
CMO Series 2022-207 Class SA
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 09/20/2049	0.540%	28,088,052	3,606,051
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	0.640%	11,538,720	1,337,925
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	0.590%	10,102,732	1,205,983
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.590%	11,188,826	1,288,569
CMO Series 2023-47 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.590%	11,917,714	1,372,189
CMO Series 2023-47 Class S
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.590%	20,333,443	2,151,675
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	0.506%	9,883,695	781,088
Government National Mortgage Association(g)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	6,281,440	993,420
CMO Series 2020-175 Class KI
11/20/2050	2.500%	18,347,458	2,488,185
CMO Series 2020-191 Class UG
12/20/2050	3.500%	6,548,045	1,129,887
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-119 Class QI
07/20/2051	3.000%	7,533,934	1,186,237
CMO Series 2021-139 Class IC
08/20/2051	3.000%	17,317,923	2,954,858
CMO Series 2021-16 Class KI
01/20/2051	2.500%	8,733,674	1,185,261
Government National Mortgage Association TBA(c)
08/20/2054	4.500%	10,000,000	9,688,053
Uniform Mortgage-Backed Security TBA(c)
08/15/2039- 08/13/2054	3.000%	41,078,000	36,004,108
08/15/2039- 08/13/2054	3.500%	9,000,000	8,382,099
08/15/2039- 08/13/2054	4.000%	48,000,000	45,226,334
08/13/2054	4.500%	7,000,000	6,742,542
08/13/2054	5.000%	9,500,000	9,354,772
08/13/2054	6.000%	27,000,000	27,382,875
Total Residential Mortgage-Backed Securities - Agency (Cost $349,798,402)			347,031,409

Residential Mortgage-Backed Securities - Non-Agency 21.7%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,790,007	1,757,998
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,702,939
CMO Series 2020-3 Class A1
04/25/2065	1.691%	1,623,511	1,505,277
CMO Series 2021-5 Class A2
07/25/2066	1.208%	3,641,070	3,088,620
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	331,834	327,797
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	130,793	123,010
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	3,946,000	3,418,457
Bellemeade Re Ltd.(a),(b)
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	7.098%	755,546	755,951
BRAVO Residential Funding Trust(a),(d)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,350,922

Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,509,064	1,389,002
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	462,419	452,731
CMO Series 2019-3 Class A3
11/25/2059	3.135%	673,810	659,684
CMO Series 2020-1 Class A1
02/25/2055	1.724%	1,646,466	1,585,102
BVRT Financing Trust(a),(b),(i)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	4,241,376	4,241,376
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,917,228	3,622,651
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,445,272	3,251,900
CMO Series 2022-3 Class A1
05/25/2067	5.000%	3,298,418	3,255,595
CMO Series 2023-3 Class A1
07/25/2058	7.100%	3,751,880	3,785,101
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	263,913	256,803
CMO Series 2021-3 Class A1
09/27/2066	0.956%	2,565,590	2,084,778
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	3,284,196
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.447%	4,000,000	4,161,592
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-NQM2 Class A2
02/25/2066	1.384%	2,859,217	2,512,605
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	2,817,065	2,339,371
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.682%	741,649	755,453
CMO Series 2020-RPL6 Class A1
03/25/2059	3.439%	7,730,527	7,864,621
CMO Series 2021-NQM8 Class A1
10/25/2066	1.841%	3,345,662	2,959,112
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	2,962,676	2,534,952
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-RPL3 Class A1
03/25/2061	3.846%	3,446,085	3,647,342
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	4.046%	2,180,580	2,214,045
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	3,322,000	3,238,418
CMO Series 2021-1 Class A2
05/25/2065	0.973%	460,241	426,750
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	522,747
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA3 Class M1
30-day Average SOFR + 0.750% 10/25/2033	6.097%	76,770	76,781
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	7.197%	3,000,000	3,043,242
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.497%	1,537,709	1,556,698
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.747%	3,800,000	3,904,225
FWD Securitization Trust(a),(d)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	2,964,118
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,825,407	1,721,653
GCAT Trust(a),(d)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,342,993	2,175,648
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	4,029,811	3,732,719
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	2,036,891	1,794,491
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.197%	925,896	928,743
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,569,531	1,348,675
Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,753,571	1,746,954
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	2,006,881	1,975,854
Mello Mortgage Capital Acceptance(a),(d)
CMO Series 2024-SD1 Class A3
04/25/2054	4.000%	4,727,000	4,345,771
MFA Trust(a),(d)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,214,911
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	3,577,530	3,324,727
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	1,431,014	1,329,274
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,073,261	999,568
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	2,105,204	1,834,750
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	193,393	180,362
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	301,499	281,220
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	5,149,798	4,930,473
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,138,152	2,074,034
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.212%	357,272	357,498
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	6,209,487	6,257,519
CMO Series 2021-3 Class A1
04/25/2026	4.867%	1,225,366	1,206,092
CMO Series 2021-8 Class A1
09/25/2026	1.743%	1,142,399	1,113,432
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	2,479,736	2,475,108
PRKCM Trust(a),(d)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	4,788,951	3,920,634
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	4,516,000	2,987,618
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,172,388	2,859,843
CMO Series 2023-RCF2 Class A2
11/25/2053	4.000%	2,557,000	2,380,047
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	8,353	8,188
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,670,047	1,657,721
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	2,470,481	2,389,802
CMO Series 2020-2 Class A3
04/25/2060	3.000%	3,454,285	3,408,828
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	4,331,311
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,484,253
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	2,629,575	2,448,607
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	995,316	926,944
CMO Series 2021-3 Class A1
06/25/2056	1.127%	761,574	642,913
Towd Point Mortgage Trust(a),(d)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	8,399,926
TRK Trust(a),(d)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	4,967,141	4,314,747
Vendee Mortgage Trust(d),(g)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	296,461	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	380,675	0
Verus Securitization Trust(a),(d)
CMO Series 2019-INV3 Class A3
11/25/2059	4.100%	191,777	186,798
CMO Series 2020-1 Class A3
01/25/2060	2.724%	599,958	572,333
CMO Series 2020-4 Class A3
05/25/2065	2.321%	983,809	940,927
CMO Series 2021-4 Class A2
07/25/2066	1.247%	3,546,155	2,907,871

Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
03/25/2060	3.035%	3,232,239	3,188,160
CMO Series 2020-INV1 Class A3
03/25/2060	3.889%	2,800,000	2,759,643
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	923,407	864,998
CMO Series 2021-1R Class A1
05/25/2056	1.280%	1,795,447	1,625,253
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $205,519,710)			194,178,803

U.S. Treasury Obligations 1.6%

U.S. Treasury
03/31/2028	1.250%	8,000,000	7,254,375
07/31/2028	1.000%	8,000,000	7,125,625
Total U.S. Treasury Obligations (Cost $14,152,003)			14,380,000

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $1,726,500)	1,834,602

Put Option Contracts Purchased 0.0%

(Cost $381,900)	53,214

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(j),(k)	51,224,909	51,214,665
Total Money Market Funds (Cost $51,204,866)		51,214,665
Total Investments in Securities (Cost: $1,058,597,653)		1,036,721,713
Other Assets & Liabilities, Net		(141,886,361)
Net Assets		894,835,352
At July 31, 2024, securities and/or cash totaling $7,486,546 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	335	09/2024	USD	37,457,188	689,930	—
U.S. Treasury 2-Year Note	844	09/2024	USD	173,329,907	1,422,731	—
U.S. Treasury 5-Year Note	448	09/2024	USD	48,335,000	759,792	—
U.S. Treasury Ultra Bond	120	09/2024	USD	15,356,250	179,229	—
Total					3,051,682	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(153)	09/2024	USD	(18,479,531)	—	(584,844)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	10,000,000	10,000,000	3.80	04/10/2025	307,000	360,168
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	3.75	11/29/2024	792,500	583,752
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	30,000,000	30,000,000	4.00	05/07/2025	627,000	890,682
Total							1,726,500	1,834,602

Columbia Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, July 31, 2024 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	5,000,000	5,000,000	4.50	04/25/2025	122,750	33,464
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	50,000,000	50,000,000	4.50	10/07/2024	259,150	19,750
Total							381,900	53,214
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $438,251,489, which represents 48.98% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2024.

(e)	Non-income producing investment.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2024.

(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Valuation based on significant unobservable inputs.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2024.
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.551%
	40,621,517	116,229,238	(105,641,497)	5,407	51,214,665	555	736,234	51,224,909
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Bond Fund  | 2024

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1QT121_04_P01_(09/24)